11 Hanover Square
New York, NY 10005

April 14, 2016

VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:            Midas Series Trust's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-14 (File No. 333-  209306)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Midas Series Trust (the "Trust"), a Delaware statutory trust, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and the regulations thereunder, is Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-14 ("Registration Statement"). The Registration Statement includes, among other things, a proxy statement/prospectus and statement of additional information relating to a proposed reorganization in which Midas Perpetual Portfolio (the "Acquired Fund"), a series of the Trust, would transfer all of its assets to Midas Fund (the "Acquiring Fund"), also a series of the Trust, in exchange solely for shares of beneficial interest of the Acquiring Fund, the assumption by the Acquiring Fund of the Acquired Fund's liabilities, and the issuance of Acquiring Fund Shares to the shareholders of the Acquired Fund in an amount equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund. The transmission includes a conformed signature page signed by power of attorney for the Trust and the Trustees, the manually signed original of which is maintained at the offices of the Trust.

Please contact me at 212-785-0900, extension 208, or jramirez@midasfunds.com with any questions or comments you may have.

Thank you for your time and assistance in this matter.

Sincerely,

/s/ John F. Ramirez , Esq.
General Counsel

Enclosures

Cc:            Pamela M. Krill, Godfrey & Kahn, S.C.